REVENUE - Contract balances (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUE
Accounts Receivables, Beginning Balance	$ 10,178	$ 5,355	$ 15,664
Accounts Receivables, Increase/(decrease), net	7,264	4,823	(10,309)
Accounts Receivables, Ending Balance	17,442	10,178	5,355
Contract Asset, Beginning Balance	3,935	4,420	23,975
Contract Asset, Increase/(decrease), net	2,569	(485)	(19,555)
Contract Asset, Ending Balance	6,504	3,935	4,420
Deferred Revenue, Beginning Balance	(20,738)	(23,404)	(21,386)
Deferred Revenue, Increase/(decrease), net	749	2,666	(2,018)
Deferred Revenue, Ending Balance	$ (19,989)	$ (20,738)	$ (23,404)